Redeemable Investor Units - Additional Information (Detail) - USD ($)		1 Months Ended				9 Months Ended		12 Months Ended
	Aug. 10, 2020	Aug. 31, 2020	Feb. 29, 2020	May 31, 2019	Mar. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018
Temporary Equity [Line Items]
Number of shares issued upon conversion					38,111,001	12,472,242
Deemed dividend						$ 103,591,000
Conversion of redeemable preferred stock into common stock upon closing of initial public offering						184,787,783
Total carrying value						$ 545,001,000
Investor Units Dividend Declared							$ 0
Investor Units III-E [Member]
Temporary Equity [Line Items]
Issuance of Series I, II and III Investor Units (In Shares)			1,471,623
Shares Issued, Price Per Share			$ 156.29
Proceeds From Issuance Of Investor Units			$ 230,000,000
Payments Of Stock Issuance Costs			$ 5,637,000
OAK Street Health Inc and Affiliates [Member]
Temporary Equity [Line Items]
Business acquisition, equity interest issued or issuable, number of shares		268,817
Number of shares issued upon conversion	200,286,312					12,472,242
Total carrying value								$ 320,639,000
Issuance of Series I, II and III Investor Units (In Shares)						1,471,623		25,518
Proceeds From Issuance Of Investor Units						$ 470,944,000	(300,838,000)	$ (344,878,000)	$ (401,313,000)	$ (268,707,000)	$ (241,810,000)
OAK Street Health Inc and Affiliates [Member] | Redeemable Investor Units [Member]
Temporary Equity [Line Items]
Total carrying value						0	320,639,000	$ 320,639,000	$ 545,001,000	$ 320,639,000	$ 319,139,000
Issuance of Series I, II and III Investor Units						$ 224,362,000	$ 1,500,000
Limited Liability Company (LLC) Member, Preferred Return Percentage						8.00%
OAK Street Health Inc and Affiliates [Member] | Investor Units III-D [Member]
Temporary Equity [Line Items]
Number of shares issued upon conversion						876,147
Issuance of Series I, II and III Investor Units (In Shares)				25,518				25,518
Shares Issued, Price Per Share				$ 58.78				$ 58.78
OAK Street Health Inc and Affiliates [Member] | Investor Units III-D [Member] | Redeemable Investor Units [Member]
Temporary Equity [Line Items]
Issuance of Series I, II and III Investor Units				$ 1,500,000
OAK Street Health Inc and Affiliates [Member] | Investor Units III-E [Member]
Temporary Equity [Line Items]
Number of shares issued upon conversion						1,471,623
Issuance of Series I, II and III Investor Units (In Shares)						1,471,623
Common Stock [Member] | OAK Street Health Inc and Affiliates [Member]
Temporary Equity [Line Items]
Business acquisition, equity interest issued or issuable, number of shares		58,240,199
General Atlantic Llc And New light Partners Lp [Member] | Common Stock [Member] | OAK Street Health Inc and Affiliates [Member]
Temporary Equity [Line Items]
Business acquisition, equity interest issued or issuable, number of shares		126,278,767